OTHER PAYABLES AND ACCRUALS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Summary of Other Payables and Accruals

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Accrued payroll	39,417	30,974
Accrued expense	99,841	71,462
Other payables	15,080	11,944
Payable for collaboration assets	8,563	16,338
Other tax payables	1,963	2,084
Total	164,864	132,802